Quarterly Financial Information (Unaudited) (Details 1) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended							12 Months Ended
	Jan. 25, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Mar. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Sep. 30, 2011 Successor [Member]	Jun. 30, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]
Summary of gains and (losses)
Note 2 Merger and acquisition costs	$ (5,170)	$ (8,300)		$ (11,331)		$ (1,259)						$ (100)	$ (1,500)		$ (11,331)
Note 3 Restructuring costs		(100)	(5,877)	(1,275)	(1,655)		(900)	(400)	(2,300)		(200)	(100)	(400)	(5,877)	(1,275)
Note 6 Inventory step-up		(9,600)		(16,400)									(300)		(16,376)
Note 8 Trademark impairment loss				(3,800)							(2,300)
Loss on early extinguishment of debt (Note 11)	(24,153)	(14,700)			(8,687)
Note 14 Antitrust litigation costs	(813)	(1,900)	(1,228)	(11,731)	(7,195)			(200)	(200)	(300)	(4,900)	(400)	(400)	(1,228)	(11,731)
Note 14 Patent litigation costs	(500)	(300)		(387)	(5,869)							(100)	(100)		(387)
Note 17 Stock-based compensation expense	$ (15,082)	$ (9,200)			$ (443)